Revenues from Contracts with Customers - Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations [line items]
Total	€ 751.8	€ 125.5
Unsatisfied Or Partially Unsatisfied
Disclosure of performance obligations [line items]
Total	751.8	125.5
Unsatisfied Or Partially Unsatisfied | Within one year
Disclosure of performance obligations [line items]
Total	353.3	77.1
Unsatisfied Or Partially Unsatisfied | More than one year
Disclosure of performance obligations [line items]
Total	€ 398.5	€ 48.4